Schedule of Company Nonvested Shares (Details) - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning		64,823
Weighted Average Grant Date Fair Value Beginning		$ 5.74
Number of Shares Granted		254,824	71,558
Weighted Average Grant Date Fair Value Granted
Number of Shares Vested	(260,000)
Number of Shares Ending			64,823
Weighted Average Grant Date Fair Value Ending			$ 5.74
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning		105,480	39,698
Weighted Average Grant Date Fair Value Beginning		$ 0.56	$ 3.27
Number of Shares Granted		826,384	120,850
Weighted Average Grant Date Fair Value Granted		$ 2.31	$ 5.04
Number of Shares Vested		(261,745)	(50,693)
Weighted Average Grant Date Fair Value Vested		$ 2.69	$ 21.52
Number of Shares Cancelled/Forfeited		(384,278)	(4,375)
Weighted Average Grant Date Fair Value Cancelled/Forfeited		$ 2.21	$ 16.00
Number of Shares Ending	285,841	285,841	105,480	39,698
Weighted Average Grant Date Fair Value Ending	$ 2.17	$ 2.17	$ 0.56	$ 3.27